RELATED PARTY TRANSACTIONS (Details) (Sales [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Related Party Transaction [Line Items]
Total	$ 0	$ 192	$ 0
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	0	191	0
Shaanxi Tech Team Jinong Humic Acid Product Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 0	$ 1